BOYAR VALUE FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.2%
	ASSET MANAGEMENT - 13.8%
8,500	Ameriprise Financial, Inc.	$ 3,993,385

	BANKING - 12.0%
31,421	Bank of America Corporation	1,246,785
4,430	Citigroup, Inc.	277,318
9,150	JPMorgan Chase & Company	1,929,369
		3,453,472
	BEVERAGES - 0.6%
2,579	Coca-Cola Company (The)	185,327

	BIOTECH & PHARMA - 4.4%
7,500	Bristol-Myers Squibb Company	388,050
2,500	Johnson & Johnson	405,150
16,000	Pfizer, Inc.	463,040
		1,256,240
	CABLE & SATELLITE - 2.6%
18,268	Comcast Corporation, Class A	763,054

	ENTERTAINMENT CONTENT - 3.2%
9,500	Walt Disney Company (The)	913,805

	FOOD - 2.3%
9,000	Mondelez International, Inc., A	663,030

	HEALTH CARE FACILITIES & SERVICES - 1.4%
6,500	CVS Health Corporation	408,720

	HOME & OFFICE PRODUCTS - 2.4%
7,900	Scotts Miracle-Gro Company (The)	684,930

	INSTITUTIONAL FINANCIAL SERVICES - 3.2%
12,707	Bank of New York Mellon Corporation (The)	913,125

BOYAR VALUE FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	INTERNET MEDIA & SERVICES - 9.7%
2,700	Alphabet, Inc., Class A	$ 447,795
7,715	IAC, Inc.(a)	415,221
10,500	Match Group, Inc.(a)	397,320
20,248	Uber Technologies, Inc.(a)	1,521,840
		2,782,176
	LEISURE FACILITIES & SERVICES - 14.0%
26,727	Atlanta Braves Holdings, Inc.(a)	1,063,735
7,629	Madison Square Garden Entertainment Corporation(a)	324,461
4,934	Madison Square Garden Sports Corporation(a)	1,027,555
8	Marriott International, Inc., Class A	1,989
3,000	McDonald's Corporation	913,530
9,500	MGM Resorts International(a)	371,355
7,629	Sphere Entertainment Company(a)	337,049
		4,039,674
	LEISURE PRODUCTS - 2.2%
10,000	Acushnet Holdings Corporation	637,500

	MACHINERY - 1.7%
22,554	Mueller Water Products, Inc.	489,422

	RETAIL - DISCRETIONARY - 9.0%
6,385	Home Depot, Inc. (The)	2,587,202

	SEMICONDUCTORS - 0.7%
8,000	Intel Corporation	187,680

	SOFTWARE - 10.2%
6,023	Microsoft Corporation	2,591,697
4,935	SS&C Technologies Holdings, Inc.	366,226
		2,957,923
	TECHNOLOGY HARDWARE - 2.3%
12,500	Cisco Systems, Inc.	665,250

BOYAR VALUE FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	TRANSPORTATION & LOGISTICS - 2.4%
5,000	United Parcel Service, Inc., B	$ 681,700

	WHOLESALE - CONSUMER STAPLES - 1.1%
4,000	Sysco Corporation	312,240

	TOTAL COMMON STOCKS (Cost $9,674,151)	28,575,855

	SHORT-TERM INVESTMENT — 1.2%
	MONEY MARKET FUND - 1.2%
355,327	Dreyfus Institutional Preferred Government, Hamilton Class, 4.82% (Cost $355,327)(b)	355,327

	TOTAL INVESTMENTS - 100.4% (Cost $10,029,478)	$ 28,931,182
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%	(110,927)
	NET ASSETS - 100.0%	$ 28,820,255

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2024.